Premises and Equipment - Major classifications of premises and equipment, stated at cost (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 11,018,382	$ 10,854,980
Less accumulated depreciation	(6,519,729)	(6,126,823)
Net premises and equipment	4,498,653	4,728,157
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	773,186	773,186
Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,752,503	6,697,278
Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,492,693	$ 3,384,516